Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000012064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.10%	33.73%	9.75%		9.39%
C000012097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.99%	38.45%	14.55%		12.21%
C000012099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.29%	32.20%	10.38%		9.58%
C000012195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.32%	33.39%	9.88%		8.98%
C000012196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.75%	34.20%	6.84%		7.09%
C000042588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.23%	36.63%	4.47%		6.43%
C000099165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.20%	27.79%	8.51%		8.30%
C000141931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.04%	31.60%	11.88%		11.81%
C000194634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.72%	37.21%	13.53%	12.52%
S And P Total Market IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index™
Average Annual Return, Percent	13.84%	37.99%	14.51%		12.37%
Morningstar US Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	13.83%	38.09%	14.70%	13.38%	12.56%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.85%	37.86%	14.60%		12.44%
Dow Jones U S Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index™
Average Annual Return, Percent	15.32%	34.25%	10.19%		9.83%
Morningstar US Mid Cap Broad Value IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Mid Cap Broad Value Index℠
Average Annual Return, Percent	10.33%	33.42%	9.98%		9.19%
Morningstar US Large Mid Cap IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Large-Mid Cap Index℠
Average Annual Return, Percent	14.01%	38.46%	14.62%		12.36%
Morningstar US Large Mid Cap Broad Value IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Large-Mid Cap Broad Value Index℠
Average Annual Return, Percent	11.30%	32.20%	10.47%		9.75%
Morningstar US Small Cap Extended IndexSm [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Small Cap Extended Index℠
Average Annual Return, Percent	11.74%	34.15%	6.77%		7.15%
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Average Annual Return, Percent	21.30%	36.80%	4.55%		6.56%
Morningstar Dividend Yield Focus IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Dividend Yield Focus Index℠
Average Annual Return, Percent	11.20%	27.94%	8.60%		8.39%
Morningstar US Dividend Growth IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent	12.07%	31.69%	11.95%		11.88%
Morningstar US Dividend and Buyback IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® US Dividend and Buyback Index℠
Average Annual Return, Percent	14.78%	37.33%	13.73%	12.75%